Long-Term Debt - Additional Information (Detail) - New York [Member] - Mortgages [Member]	12 Months Ended
Mar. 31, 2017 USD ($)
Debt Instrument [Line Items]
Effective interest rate of mortgage loan fixed	6.16%
Mortgage term	15 years
Reference rate	LIBOR
Interest rate added to the reference rate	1.25%
Debt service coverage ratio	190.00%
Long-term debt Net	$ 0